Intangible Assets, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment of Intangible Assets (Excluding Goodwill) [Abstract]
Amortization expenses	¥ 3,020,920	¥ 3,118,734	¥ 3,275,758